Other tax receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Tax Receivables
	December 31, 2021	December 31, 2020
COFINS - Revenue tax(iii)	1,333,868	625,174
ICMS – State VAT(i)	873,203	754,749
ICMS CIAP – State VAT(ii)	106,250	124,006
PIS - Revenue tax(iii)	299,610	136,765
Credit installment	42,932	42,138
Other	145,304	60,206
	2,801,167	1,743,038
Current	921,472	785,367
Non-current	1,879,695	957,671

(i)	ICMS credit related to the purchase of materials and diesel used in rail transportation.

(ii)	ICMS credit arising from acquisitions of property, plant and equipment.

(iii)	At the subsidiary Comgás, on March 15, 2017, the Federal Supreme Court (Supremo tribunal Federal or “STF”) concluded the judgment of Extraordinary Appeal No. 574,706 and, under the general repercussion system, established the thesis that the ( ICMS tax should not be included in the calculation basis of the Social Integration Program tax (Programa de Integração ;Social or “PIS”) and the Contribution to Social Security Financing tax (Contribuição para o Financiamento da Seguridade Social or “COFINS”), since such amount does not constitute the Company's revenue. That is, taxpayers have the right to exclude the amount related to ICMS highlighted in the invoice from the PIS and COFINS calculation basis.

In 2018, the subsidiary Comgás recognized the credits for the periods after March 2017 based on the decision given at that date by the Supreme Court, maintaining as contingent asset values arising from the action, not yet judged definitively, which went back to July 2008.

At the subsidiary Comgás, on May 13, 2021, the STF concludes the judgment on the modulation of the effects of the decision that excluded ICMS from the PIS and COFINS calculation basis (RE 574,706), as well as confirmed that the ICMS to be considered in the matter is the highlighted, not collected. According to the modulation, the effects of the exclusion are valid from March 15, 2017 – the date on which the ministers decided on the merits in the Plenary of the Court. In the case of Comgás, since its original claim dates from July 2013, in accordance with the legal form of the modulation of the effects, the right to recover the undue amount until July 2008. In this way, all relevant circumstances and, up to then, pending on the subject were overcome and, therefore, from the point of view of IAS 37 , the amounts related to the claim were no longer classified as contingent assets, since their existence was confirmed, and their realization is practically certain. Therefore, in June 2021, the Company recorded, an amount of R$957,663 (R$573,462 principal and R$382,201 monetary restatement), updated on December 31, 2021, total R$956,338 (R$563,175 principal and R$393,213 monetary restatement), related to PIS and COFINS credits in its non-current assets, which includes monetary restatement at the SELIC rate. In August 2021, the final and unappealable decision of the individual action filed by the subsidiary Comgás on the subject in 2013 was certified. Eventually, be considered as a component of tariff adjustment within the scope of the economic and financial balance of the concession contract, and such interpretation gained greater clarity after the modulation of the effects by the STF in the judgment of May 13, 2021. Therefore, of the total amount of credits recognized up to December 31, 2021, the subsidiary Comgás also recorded a provision in the amount of R$638,975 (R$375,565 principal and R$263,410 monetary restatement), equivalent to the uncertain portion, in its Sectoral Liabilities item, in non-current liabilities (Note 6.9). According to ARSESP Resolution No. 1,254 of December 8, 2021, as of December 10, 2021, tariffs already exclude ICMS from PIS and COFINS calculation basis.